Intangible assets (Details)	12 Months Ended
	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CHF (SFr)
Disclosure Of Intangible Assets Text Block Abstract
Capitalized amount	SFr 275,281		SFr 55,938
Intangibles amount government grants	1,700,503		SFr 94,118
Intangibles net amount	40,653
Capitalized net	SFr 2,783,431
Impairment amount (in Dollars) | $		$ 12,397,148